Suppliers and other payables	6 Months Ended
Jun. 30, 2026
Suppliers And Other Payables
Suppliers and other payables

9. Suppliers and other payables

	Notes	June 30, 2026	December 31, 2025
Third parties		5,926	5,331
Related parties	29(b)	277	234
Total		6,203	5,565

The financial liabilities presented as suppliers and other payables in the Company's statement of financial position represent the outstanding balance of invoices for purchases of goods and services, with an average payment term of approximately 60 days.

The Company is party to supplier finance arrangements ("Arrangements"), which have two distinct natures: (i) part of these arrangements is connected to the working capital strategy used in the Company's usual operating cycle, being the payment term extension limited to a short-term period, and (ii) part of these arrangements is intended to allow certain suppliers to advance their receivables with Vale arising from purchases of materials and services, without any type of change in value or payment terms for the Company. These Arrangements continue to be presented as suppliers in the Company's statement of financial position, as the terms and conditions of the original liabilities were not substantially modified. The carrying amount related to these transactions was US$1,421 as of June 30, 2026 (US$1,386 as of December 31, 2025), for which the suppliers had already received payment from the finance providers.

Financial charges related to the increase in payment terms are recognized in the financial results as "Interest on working capital transactions" (note 15). The financial charges and foreign exchange gains/losses recognized in the income statement for the six-month period ended June 30, 2026 due to the Arrangements totaled US$118 (2025: US$82) and US$3 (2025: US$(3)), respectively.